Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.2%)
	Linde plc	173,616	58,418
	Air Products and Chemicals Inc.	96,611	29,965
	Freeport-McMoRan Inc.	621,438	24,733
	Nucor Corp.	114,480	17,166
	Newmont Corp.	347,421	16,492
	Dow Inc.	313,899	15,999
	International Flavors & Fragrances Inc.	111,518	11,801
	LyondellBasell Industries NV Class A	111,696	9,495
	Steel Dynamics Inc.	75,396	7,836
	Albemarle Corp.	24,652	6,853
	Mosaic Co.	131,352	6,738
	International Paper Co.	156,957	5,826
	Reliance Steel & Aluminum Co.	26,291	5,555
	Celanese Corp. Class A	46,830	5,025
	FMC Corp.	36,005	4,704
	Eastman Chemical Co.	52,946	4,586
	Alcoa Corp.	77,483	3,884
*	Cleveland-Cliffs Inc.	219,998	3,406
	Olin Corp.	58,129	3,312
	Royal Gold Inc.	26,384	2,964
	US Steel Corp.	103,676	2,726
	Avery Dennison Corp.	13,804	2,669
	Ashland Inc.	22,234	2,487
*	Univar Solutions Inc.	72,982	2,418
	Huntsman Corp.	84,202	2,339
	Hexcel Corp.	36,731	2,202
	Timken Co.	26,861	2,041
	Element Solutions Inc.	101,122	1,978
	Ecolab Inc.	12,873	1,929
	Westlake Corp.	14,608	1,573
	SSR Mining Inc. (XTSE)	92,998	1,410
	Chemours Co.	27,005	839
	NewMarket Corp.	2,636	833
	Southern Copper Corp.	12,754	778
	Scotts Miracle-Gro Co.	11,464	641
			271,621
Consumer Discretionary (10.1%)
	Walmart Inc.	630,499	96,101
*	Walt Disney Co.	743,852	72,801
	McDonald's Corp.	244,556	66,712
	Home Depot Inc.	189,632	61,439
	Starbucks Corp.	321,790	32,887

		Shares	Market Value ($000)
*	Netflix Inc.	104,887	32,046
	General Motors Co.	634,269	25,726
	Activision Blizzard Inc.	338,984	25,068
	Ford Motor Co.	1,719,522	23,901
	Target Corp.	90,917	15,190
	Electronic Arts Inc.	113,594	14,856
	Yum! Brands Inc.	110,907	14,269
*	O'Reilly Automotive Inc.	16,217	14,020
*	Southwest Airlines Co.	257,422	10,274
	Genuine Parts Co.	55,963	10,260
	Ross Stores Inc.	87,189	10,260
*	Dollar Tree Inc.	63,708	9,575
	Lennar Corp. Class A	108,548	9,534
	eBay Inc.	207,578	9,432
*	Aptiv plc	88,135	9,401
	Lowe's Cos. Inc.	38,110	8,100
*	Rivian Automotive Inc. Class A	225,604	7,228
	Omnicom Group Inc.	89,582	7,145
	Garmin Ltd.	67,698	6,295
*	United Airlines Holdings Inc.	141,358	6,244
	LKQ Corp.	111,621	6,064
	Interpublic Group of Cos. Inc.	171,178	5,882
*	Royal Caribbean Cruises Ltd.	96,724	5,797
	DR Horton Inc.	66,432	5,713
	MGM Resorts International	142,624	5,257
	Best Buy Co. Inc.	59,742	5,096
*	Liberty Media Corp.-Liberty Formula One Class C	83,514	5,089
	VF Corp.	153,095	5,025
	Paramount Global Inc. Class B	244,477	4,909
	Service Corp. International	67,667	4,835
	Hilton Worldwide Holdings Inc.	32,564	4,644
	BorgWarner Inc. (XNYS)	103,067	4,381
*	CarMax Inc.	62,491	4,334
*	Las Vegas Sands Corp.	91,144	4,269
	Bath & Body Works Inc.	99,001	4,208
	Aramark	100,268	4,171
	Fox Corp. Class A	128,475	4,169
*	Carnival Corp.	417,133	4,142
*	American Airlines Group Inc.	281,391	4,061
	Lear Corp.	26,713	3,853
	Tapestry Inc.	98,970	3,738
	Advance Auto Parts Inc.	24,728	3,734
	Hasbro Inc.	57,345	3,602
*	Capri Holdings Ltd.	59,302	3,401
	Whirlpool Corp.	22,978	3,367
*	Wynn Resorts Ltd.	39,490	3,304
*	Uber Technologies Inc.	111,679	3,254
	News Corp. Class A	166,267	3,184
*	Warner Bros Discovery Inc.	272,145	3,103
*,1	GameStop Corp. Class A	118,113	3,096
	Gentex Corp.	103,533	2,992
*	Liberty Media Corp.- Liberty SiriusXM Class C	67,374	2,953
*	Avis Budget Group Inc.	13,171	2,945
	Lithia Motors Inc. Class A	11,835	2,832
	Nexstar Media Group Inc. Class A	14,893	2,823
	Dick's Sporting Goods Inc.	23,527	2,813
*	Norwegian Cruise Line Holdings Ltd.	170,005	2,795
	Harley-Davidson Inc.	59,252	2,793

		Shares	Market Value ($000)
	PulteGroup Inc.	61,260	2,743
	Macy's Inc.	115,737	2,720
	New York Times Co. Class A	71,347	2,615
*	Alaska Air Group Inc.	53,929	2,558
	Marriott Vacations Worldwide Corp.	16,845	2,510
*	Live Nation Entertainment Inc.	33,733	2,454
*	Penn Entertainment Inc.	67,621	2,380
	Tempur Sealy International Inc.	74,314	2,361
*	AMERCO	34,756	2,196
*	Hyatt Hotels Corp. Class A	21,592	2,166
	Newell Brands Inc.	165,801	2,150
	Ralph Lauren Corp. Class A	18,743	2,120
	Darden Restaurants Inc.	14,196	2,087
*	AutoNation Inc.	16,660	2,064
*	Skechers USA Inc. Class A	48,889	2,062
	Boyd Gaming Corp.	33,445	2,051
	Leggett & Platt Inc.	57,102	2,033
*	AutoZone Inc.	782	2,017
	Thor Industries Inc.	23,304	2,007
[1]	Sirius XM Holdings Inc.	303,993	1,973
	PVH Corp.	29,181	1,960
	Fox Corp. Class B	63,757	1,946
	Kohl's Corp.	56,580	1,815
*	NVR Inc.	375	1,740
	Domino's Pizza Inc.	4,348	1,690
*,1	AMC Entertainment Holdings Inc. Class A	227,688	1,646
*	BJ's Wholesale Club Holdings Inc.	21,623	1,627
*	RH	5,489	1,574
*	Ollie's Bargain Outlet Holdings Inc.	25,798	1,571
*	Hertz Global Holdings Inc.	89,934	1,547
*	Grand Canyon Education Inc.	13,569	1,534
	Penske Automotive Group Inc.	11,806	1,493
*	Peloton Interactive Inc. Class A	130,506	1,485
*	Mattel Inc.	79,678	1,453
*	Caesars Entertainment Inc.	27,947	1,420
	Columbia Sportswear Co.	15,601	1,398
*	Bright Horizons Family Solutions Inc.	18,487	1,372
*	Take-Two Interactive Software Inc.	12,284	1,298
	Gap Inc.	83,880	1,220
	Carter's Inc.	16,692	1,219
*	Coty Inc. Class A	149,688	1,178
*	Copa Holdings SA Class A	13,204	1,157
*	JetBlue Airways Corp.	144,881	1,153
	Toll Brothers Inc.	22,885	1,096
	News Corp. Class B	55,190	1,073
	Hanesbrands Inc.	150,445	1,011
*	SiteOne Landscape Supply Inc.	7,445	935
	Wyndham Hotels & Resorts Inc.	11,600	851
*	Under Armour Inc. Class A	84,081	841
*	Under Armour Inc. Class C	95,484	833
*	TripAdvisor Inc.	40,782	832
*,1	QuantumScape Corp. Class A	105,337	789
*	Planet Fitness Inc. Class A	9,538	747
	Williams-Sonoma Inc.	6,252	731
	Polaris Inc.	6,176	704
*	Driven Brands Holdings Inc.	22,161	674
	Madison Square Garden Sports Corp.	4,039	658
	H&R Block Inc.	11,981	524

		Shares	Market Value ($000)
	Lennar Corp. Class B	7,022	510
*	Deckers Outdoor Corp.	1,251	499
*	Victoria's Secret & Co.	10,074	463
*	Wayfair Inc. Class A	12,470	457
*	Six Flags Entertainment Corp.	16,133	389
	Travel + Leisure Co.	9,613	374
*	Petco Health & Wellness Co. Inc. Class A	33,590	371
*	IAA Inc.	9,349	349
*	Burlington Stores Inc.	1,776	348
	Rollins Inc.	7,757	314
*	Lyft Inc. Class A	26,033	292
	AMERCO (XNGS)	3,798	240
*	Liberty Media Corp.- Liberty SiriusXM Class A	5,187	227
	Vail Resorts Inc.	804	207
[1]	Paramount Global Class A	8,844	202
[1]	Nordstrom Inc.	7,767	163
*,1	Lucid Group Inc.	14,032	142
*,1	Mister Car Wash Inc.	13,372	137
*	Leslie's Inc.	8,486	124
*	Liberty Media Corp.- Liberty Formula One Class A	1,126	62
*	Playtika Holding Corp.	5,515	52
			849,376
Consumer Staples (7.3%)
	Procter & Gamble Co.	599,638	89,442
	Philip Morris International Inc.	677,113	67,488
	CVS Health Corp.	572,904	58,367
	Mondelez International Inc. Class A	604,073	40,841
	Altria Group Inc.	792,035	36,893
	Coca-Cola Co.	427,240	27,177
	Archer-Daniels-Midland Co.	244,268	23,816
	General Mills Inc.	260,089	22,186
	Corteva Inc.	315,939	21,218
	McKesson Corp.	50,974	19,456
	PepsiCo Inc.	93,729	17,388
	Constellation Brands Inc. Class A	66,199	17,036
	Keurig Dr Pepper Inc.	374,667	14,488
	Kroger Co.	286,451	14,091
	Walgreens Boots Alliance Inc.	313,505	13,010
	Kraft Heinz Co.	305,888	12,037
	Colgate-Palmolive Co.	139,773	10,830
	McCormick & Co. Inc.	109,715	9,346
	Tyson Foods Inc. Class A	123,831	8,207
	Kimberly-Clark Corp.	59,546	8,076
	Conagra Brands Inc.	205,776	7,815
	J M Smucker Co.	44,738	6,890
	Bunge Ltd.	61,046	6,400
	Hormel Foods Corp.	126,203	5,932
	Church & Dwight Co. Inc.	57,824	4,734
*	Darling Ingredients Inc.	64,769	4,652
	Campbell Soup Co.	84,146	4,516
	Molson Coors Beverage Co. Class B	76,937	4,240
	Casey's General Stores Inc.	16,200	3,937
	Kellogg Co.	49,316	3,598
*	US Foods Holding Corp.	86,894	3,179
	Brown-Forman Corp. Class B	40,335	2,945
	Ingredion Inc.	28,915	2,833
*	Performance Food Group Co.	46,120	2,812
	Flowers Foods Inc.	81,769	2,457

		Shares	Market Value ($000)
*	Post Holdings Inc.	24,178	2,263
	Hershey Co.	8,362	1,966
	Albertsons Cos. Inc. Class A	74,401	1,559
	Clorox Co.	9,092	1,352
*	Monster Beverage Corp.	12,378	1,273
*	Grocery Outlet Holding Corp.	35,636	1,079
	Spectrum Brands Holdings Inc.	17,431	929
	Reynolds Consumer Products Inc.	24,866	795
*	Freshpet Inc.	8,627	578
	Seaboard Corp.	110	435
*	Pilgrim's Pride Corp.	10,391	272
*	Boston Beer Co. Inc. Class A	237	91
	Brown-Forman Corp. Class A	1,126	82
			611,007
Energy (8.5%)
	Exxon Mobil Corp.	1,823,789	203,061
	Chevron Corp.	859,533	157,561
	ConocoPhillips	557,080	68,805
	Schlumberger Ltd.	617,825	31,849
	Marathon Petroleum Corp.	217,801	26,530
	Valero Energy Corp.	171,380	22,900
	Phillips 66	209,971	22,769
	Williams Cos. Inc.	531,819	18,454
	Kinder Morgan Inc.	868,041	16,597
	Baker Hughes Co. Class A	414,131	12,018
	ONEOK Inc.	172,588	11,549
	Pioneer Natural Resources Co.	46,526	10,980
	Devon Energy Corp.	147,217	10,087
	EOG Resources Inc.	68,420	9,711
	Marathon Oil Corp.	295,714	9,058
	Halliburton Co.	215,568	8,168
	Cheniere Energy Inc.	46,409	8,138
	Coterra Energy Inc.	285,156	7,959
*	First Solar Inc.	46,117	7,956
	EQT Corp.	160,053	6,788
	APA Corp.	141,350	6,622
	Chesapeake Energy Corp.	52,586	5,442
	Diamondback Energy Inc.	32,230	4,771
	Occidental Petroleum Corp.	62,455	4,340
	HF Sinclair Corp.	63,011	3,928
	NOV Inc.	171,941	3,862
	Hess Corp.	26,557	3,822
*	Southwestern Energy Co.	455,212	3,150
	DTE Midstream LLC	42,000	2,534
*	Plug Power Inc.	114,973	1,835
	Ovintiv Inc. (XNYS)	32,670	1,822
	Antero Midstream Corp.	145,630	1,650
*	Antero Resources Corp.	44,927	1,642
	PDC Energy Inc.	19,143	1,423
	Range Resources Corp.	39,119	1,129
			718,910
Financials (19.7%)
*	Berkshire Hathaway Inc. Class B	788,527	251,225
	JPMorgan Chase & Co.	1,275,557	176,256
	Bank of America Corp.	3,072,765	116,304
	Wells Fargo & Co.	1,657,292	79,467
	Goldman Sachs Group Inc.	145,483	56,178

		Shares	Market Value ($000)
	S&P Global Inc.	145,684	51,397
	Morgan Stanley	547,799	50,984
	BlackRock Inc.	65,522	46,914
	Citigroup Inc.	846,398	40,974
	Chubb Ltd.	181,764	39,914
	PNC Financial Services Group Inc.	180,616	30,390
	CME Group Inc.	156,924	27,697
	Truist Financial Corp.	579,802	27,141
	US Bancorp	587,430	26,663
	Intercontinental Exchange Inc.	240,805	26,082
	Charles Schwab Corp.	295,178	24,364
	MetLife Inc.	293,333	22,499
	American International Group Inc.	332,445	20,981
	Aflac Inc.	273,755	19,691
	Travelers Cos. Inc.	103,434	19,633
	Prudential Financial Inc.	164,050	17,722
	Arthur J Gallagher & Co.	80,378	16,004
	Allstate Corp.	117,653	15,754
	Bank of New York Mellon Corp.	320,196	14,697
	KKR & Co. Inc.	249,440	12,951
	M&T Bank Corp.	76,138	12,945
	Discover Financial Services	119,264	12,923
	State Street Corp.	159,832	12,734
	T Rowe Price Group Inc.	97,962	12,236
	Willis Towers Watson plc	47,889	11,788
	Hartford Financial Services Group Inc.	141,126	10,778
	Fifth Third Bancorp	296,059	10,765
	Nasdaq Inc.	150,659	10,314
	First Republic Bank	79,666	10,166
	Huntington Bancshares Inc.	628,242	9,725
	Principal Financial Group Inc.	107,208	9,614
	Regions Financial Corp.	409,470	9,504
	Raymond James Financial Inc.	77,830	9,098
	Citizens Financial Group Inc.	214,021	9,070
	Northern Trust Corp.	89,335	8,318
	Cincinnati Financial Corp.	69,042	7,661
	KeyCorp	403,929	7,598
	W R Berkley Corp.	90,171	6,878
*	Arch Capital Group Ltd.	103,977	6,229
*	Markel Corp.	4,469	5,921
	Cboe Global Markets Inc.	46,369	5,881
	First Horizon Corp.	230,875	5,737
	Brown & Brown Inc.	94,970	5,659
	Ameriprise Financial Inc.	17,035	5,655
	Equitable Holdings Inc.	162,249	5,150
	Loews Corp.	87,319	5,078
	Globe Life Inc.	38,899	4,666
	Fidelity National Financial Inc.	114,163	4,608
	Progressive Corp.	33,443	4,420
	East West Bancorp Inc.	61,995	4,353
	MSCI Inc. Class A	8,481	4,307
	Reinsurance Group of America Inc.	29,361	4,240
	American Financial Group Inc.	29,099	4,138
	Comerica Inc.	57,589	4,131
	Webster Financial Corp.	76,021	4,131
	Annaly Capital Management Inc.	187,291	4,059
	Marsh & McLennan Cos. Inc.	23,338	4,042
	Everest Re Group Ltd.	11,756	3,973

		Shares	Market Value ($000)
	Unum Group	87,930	3,709
	Cullen/Frost Bankers Inc.	25,503	3,700
	Signature Bank	25,895	3,612
	Ally Financial Inc.	133,325	3,601
	Commerce Bancshares Inc.	47,554	3,563
	Zions Bancorp NA	65,249	3,381
	Jefferies Financial Group Inc.	88,870	3,376
	Franklin Resources Inc.	125,812	3,373
	Apollo Global Management Inc.	47,939	3,327
	Interactive Brokers Group Inc. Class A	40,790	3,275
	First Citizens BancShares Inc. Class A	3,967	3,239
*,1	Coinbase Global Inc. Class A	68,544	3,135
	Invesco Ltd.	162,912	3,113
	Old Republic International Corp.	122,651	3,005
	Stifel Financial Corp.	45,104	2,898
	Prosperity Bancshares Inc.	37,911	2,865
	Carlyle Group Inc.	91,255	2,844
	SEI Investments Co.	45,477	2,832
	Assurant Inc.	21,576	2,766
	Voya Financial Inc.	41,880	2,763
	Pinnacle Financial Partners Inc.	32,682	2,742
	Starwood Property Trust Inc.	128,043	2,741
	New York Community Bancorp Inc.	291,737	2,728
	Synovus Financial Corp.	64,161	2,703
	Affiliated Managers Group Inc.	16,640	2,669
	Primerica Inc.	16,918	2,521
	First American Financial Corp.	43,999	2,405
	Wintrust Financial Corp.	25,844	2,363
*	Robinhood Markets Inc. Class A	244,224	2,342
	AGNC Investment Corp.	233,349	2,331
	Popular Inc.	31,515	2,301
	Bank OZK	49,236	2,272
	Lincoln National Corp.	57,957	2,257
	Hanover Insurance Group Inc.	15,293	2,253
*	SVB Financial Group	9,455	2,192
	FNB Corp.	151,721	2,139
	OneMain Holdings Inc.	51,526	2,028
	Axis Capital Holdings Ltd.	34,229	1,970
	SLM Corp.	110,226	1,925
	Umpqua Holdings Corp.	94,659	1,919
	Evercore Inc. Class A	15,788	1,818
	MGIC Investment Corp.	129,880	1,783
*	Brighthouse Financial Inc.	31,337	1,747
	Assured Guaranty Ltd.	25,849	1,721
	Rithm Capital Corp.	189,781	1,718
	Aon plc Class A (XNYS)	5,528	1,704
*,1	SoFi Technologies Inc.	349,467	1,688
	White Mountains Insurance Group Ltd.	1,226	1,666
	RenaissanceRe Holdings Ltd.	8,609	1,626
	Kemper Corp.	27,756	1,580
	Janus Henderson Group plc	59,687	1,510
	PacWest Bancorp	56,329	1,471
	First Hawaiian Inc.	55,115	1,463
	Lazard Ltd. Class A	38,310	1,403
	Bank of Hawaii Corp.	17,180	1,386
	BOK Financial Corp.	12,843	1,345
*,1	Credit Acceptance Corp.	2,576	1,221
	Western Alliance Bancorp	17,602	1,206

		Shares	Market Value ($000)
	Moody's Corp.	3,888	1,160
	Tradeweb Markets Inc. Class A	17,512	1,076
	Virtu Financial Inc. Class A	42,959	953
	Erie Indemnity Co. Class A	2,925	826
	Broadridge Financial Solutions Inc.	4,595	685
	CNA Financial Corp.	12,700	541
*,1	Upstart Holdings Inc.	26,044	509
	TFS Financial Corp.	22,875	312
	Morningstar Inc.	991	243
[1]	Rocket Cos. Inc. Class A	20,081	167
	Corebridge Financial Inc.	606	14
			1,656,095
Health Care (15.9%)
	Johnson & Johnson	1,150,480	204,785
	Pfizer Inc.	2,472,137	123,928
	Thermo Fisher Scientific Inc.	150,192	84,141
	Bristol-Myers Squibb Co.	930,498	74,700
	Danaher Corp.	263,932	72,162
	Merck & Co. Inc.	642,260	70,726
	Abbott Laboratories	650,356	69,965
	Gilead Sciences Inc.	549,011	48,220
	Medtronic plc	584,246	46,179
	Elevance Health Inc.	73,355	39,092
	Cigna Corp.	110,092	36,208
	Becton Dickinson and Co.	124,204	30,969
*	Regeneron Pharmaceuticals Inc.	38,774	29,146
*	Boston Scientific Corp.	622,546	28,183
	Eli Lilly & Co.	68,694	25,491
*	Moderna Inc.	138,812	24,418
*	Centene Corp.	248,108	21,598
	HCA Healthcare Inc.	89,841	21,582
	UnitedHealth Group Inc.	36,807	20,161
*	Biogen Inc.	63,531	19,388
	Stryker Corp.	71,419	16,704
*	Illumina Inc.	68,474	14,933
	Zimmer Biomet Holdings Inc.	91,827	11,028
	Amgen Inc.	37,227	10,662
	Baxter International Inc.	185,892	10,509
	Cardinal Health Inc.	118,364	9,489
	Laboratory Corp. of America Holdings	39,213	9,439
	Humana Inc.	16,281	8,953
*	Hologic Inc.	107,777	8,208
*	BioMarin Pharmaceutical Inc.	80,175	8,096
	STERIS plc	43,290	8,041
	Quest Diagnostics Inc.	51,303	7,789
	PerkinElmer Inc.	54,722	7,646
	Royalty Pharma plc Class A	159,334	7,006
	Cooper Cos. Inc.	21,105	6,677
	Viatris Inc.	525,677	5,798
*	United Therapeutics Corp.	19,604	5,487
*	QIAGEN NV	100,064	4,957
	Teleflex Inc.	20,619	4,827
*	Henry Schein Inc.	59,358	4,803
*	Jazz Pharmaceuticals plc	26,847	4,213
*	Bio-Rad Laboratories Inc. Class A	9,241	3,832
	Universal Health Services Inc. Class B	27,801	3,638
*	Acadia Healthcare Co. Inc.	39,074	3,480
*	Intuitive Surgical Inc.	12,515	3,384

		Shares	Market Value ($000)
	Organon & Co.	111,875	2,911
	DENTSPLY SIRONA Inc.	94,283	2,853
*	Exact Sciences Corp.	62,588	2,813
*	Catalent Inc.	50,235	2,518
*	Elanco Animal Health Inc. (XNYS)	195,354	2,514
	Encompass Health Corp.	42,891	2,508
*	Envista Holdings Corp.	71,034	2,424
*	Globus Medical Inc. Class A	30,663	2,266
*	Tenet Healthcare Corp.	46,833	2,163
	Chemed Corp.	4,098	2,131
	Agilent Technologies Inc.	13,489	2,091
*	Vertex Pharmaceuticals Inc.	6,139	1,942
*	QuidelOrtho Corp.	21,680	1,899
	Perrigo Co. plc	58,540	1,887
*	Molina Healthcare Inc.	5,479	1,845
*	Teladoc Health Inc.	63,008	1,796
*	Integra LifeSciences Holdings Corp.	31,834	1,749
*	Align Technology Inc.	8,643	1,700
*	Mirati Therapeutics Inc.	18,608	1,700
	Premier Inc. Class A	50,445	1,682
*	Syneos Health Inc.	37,144	1,311
*	Amedisys Inc.	13,991	1,275
*	Enovis Corp.	22,763	1,232
*	Repligen Corp.	6,851	1,225
*	ICU Medical Inc.	6,990	1,113
*	Oak Street Health Inc.	50,807	1,099
*	Doximity Inc. Class A	26,046	885
*	Signify Health Inc. Class A	29,252	837
*	Incyte Corp.	10,451	833
*	Masimo Corp.	5,094	738
*	Horizon Therapeutics plc	6,609	663
*,1	Ginkgo Bioworks Holdings Inc.	311,500	620
*	Avantor Inc.	18,755	418
*	Exelixis Inc.	19,566	334
*	Charles River Laboratories International Inc.	1,441	329
*	Enhabit Inc.	21,329	305
*	Certara Inc.	16,619	282
*	Ultragenyx Pharmaceutical Inc.	7,002	254
*	Ionis Pharmaceuticals Inc.	4,749	194
*	10X Genomics Inc. Class A	3,673	142
*	Natera Inc.	2,324	96
*	agilon health Inc.	4,779	84
*	Tandem Diabetes Care Inc.	1,730	73
			1,338,375
Industrials (12.6%)
	Raytheon Technologies Corp.	649,930	64,161
	Honeywell International Inc.	208,049	45,677
	General Electric Co.	452,770	38,925
	American Express Co.	246,873	38,905
	3M Co.	247,517	31,180
	Northrop Grumman Corp.	56,569	30,168
*	Boeing Co.	165,476	29,600
	Eaton Corp. plc	174,435	28,511
*	PayPal Holdings Inc.	349,624	27,414
	General Dynamics Corp.	106,154	26,792
	Norfolk Southern Corp.	102,413	26,269
*	Fiserv Inc.	233,482	24,366
	CSX Corp.	699,714	22,874

		Shares	Market Value ($000)
	Johnson Controls International plc	303,930	20,193
	Fidelity National Information Services Inc.	266,719	19,358
	FedEx Corp.	104,600	19,060
	Capital One Financial Corp.	166,561	17,196
	Emerson Electric Co.	175,733	16,830
	Carrier Global Corp.	368,975	16,353
	PACCAR Inc.	149,224	15,804
*	Block Inc. (XNYS)	230,077	15,592
	Cummins Inc.	61,650	15,484
	DuPont de Nemours Inc.	218,516	15,408
	AMETEK Inc.	100,667	14,337
	Parker-Hannifin Corp.	44,276	13,236
	Otis Worldwide Corp.	162,753	12,709
	Global Payments Inc.	120,416	12,497
	L3Harris Technologies Inc.	52,080	11,826
	Fortive Corp.	156,108	10,545
	Ingersoll Rand Inc.	176,580	9,530
	Martin Marietta Materials Inc.	24,827	9,099
	Dover Corp.	62,587	8,884
	TransDigm Group Inc.	13,696	8,608
*	Teledyne Technologies Inc.	20,306	8,531
	Amcor plc	652,833	8,062
	Westinghouse Air Brake Technologies Corp.	78,707	7,956
	Synchrony Financial	208,166	7,823
	Trane Technologies plc	42,460	7,576
	Xylem Inc.	66,997	7,527
	Jacobs Solutions Inc.	55,528	7,026
	Caterpillar Inc.	29,636	7,006
	Textron Inc.	91,837	6,555
	United Parcel Service Inc. Class B (XNYS)	34,476	6,541
	PPG Industries Inc.	48,000	6,491
*	Trimble Inc.	108,621	6,490
	IDEX Corp.	27,233	6,468
	Hubbell Inc. Class B	23,550	5,983
*	United Rentals Inc.	16,532	5,836
	Expeditors International of Washington Inc.	49,439	5,738
	Howmet Aerospace Inc.	146,771	5,529
	Snap-on Inc.	22,897	5,509
	Packaging Corp. of America	40,097	5,449
	RPM International Inc.	52,494	5,439
	Vulcan Materials Co.	29,376	5,385
	Stanley Black & Decker Inc.	64,007	5,231
	Equifax Inc.	26,365	5,204
*	Bill.com Holdings Inc.	42,394	5,105
	Masco Corp.	92,254	4,685
	Nordson Corp.	19,550	4,623
	Ball Corp.	81,783	4,586
	AECOM	53,571	4,554
	Rockwell Automation Inc.	16,592	4,384
*	Builders FirstSource Inc.	68,106	4,354
	Westrock Co.	112,031	4,248
	Quanta Services Inc.	28,284	4,239
	Automatic Data Processing Inc.	15,129	3,996
	CH Robinson Worldwide Inc.	39,382	3,947
	Owens Corning	42,817	3,804
	Regal Rexnord Corp.	28,949	3,795
	Knight-Swift Transportation Holdings Inc.	67,847	3,761
	Lennox International Inc.	13,996	3,645

		Shares	Market Value ($000)
*	Zebra Technologies Corp. Class A	13,315	3,599
	Pentair plc	72,452	3,316
	AGCO Corp.	23,818	3,161
*	Middleby Corp.	21,838	3,149
	Illinois Tool Works Inc.	13,841	3,148
	Huntington Ingalls Industries Inc.	13,526	3,137
	ITT Inc.	36,481	3,083
	AptarGroup Inc.	28,543	3,030
	Sensata Technologies Holding plc	66,381	2,994
	Curtiss-Wright Corp.	16,569	2,927
	nVent Electric plc	72,229	2,890
	MDU Resources Group Inc.	88,319	2,781
	Donaldson Co. Inc.	44,523	2,712
	Acuity Brands Inc.	14,364	2,705
	Valmont Industries Inc.	7,968	2,698
	Oshkosh Corp.	28,795	2,651
	Sonoco Products Co.	42,462	2,606
	Littelfuse Inc.	10,512	2,591
	A O Smith Corp.	41,353	2,512
	Woodward Inc.	25,605	2,453
	Fortune Brands Home & Security Inc.	37,506	2,451
*	MasTec Inc.	26,838	2,438
*	Mohawk Industries Inc.	23,049	2,336
	Crane Holdings Co.	20,396	2,161
	Tetra Tech Inc.	13,650	2,110
	MKS Instruments Inc.	25,130	2,107
*	WillScot Mobile Mini Holdings Corp.	42,406	2,044
	ManpowerGroup Inc.	22,941	2,008
	Ryder System Inc.	21,114	1,974
*	Axalta Coating Systems Ltd.	73,096	1,962
	Brunswick Corp.	26,317	1,953
*	GXO Logistics Inc.	41,219	1,932
	Silgan Holdings Inc.	36,292	1,920
	Louisiana-Pacific Corp.	28,961	1,848
*	Kirby Corp.	26,354	1,839
	Watsco Inc.	6,710	1,805
	Flowserve Corp.	56,337	1,767
	MSC Industrial Direct Co. Inc. Class A	20,504	1,760
	Air Lease Corp. Class A	44,470	1,717
	Genpact Ltd.	37,119	1,712
	Western Union Co.	112,296	1,646
	Berry Global Group Inc.	27,803	1,629
	Graco Inc.	22,996	1,609
*	XPO Logistics Inc.	41,263	1,594
*	FTI Consulting Inc.	8,581	1,483
	BWX Technologies Inc.	24,046	1,464
	TransUnion	22,497	1,419
	MSA Safety Inc.	9,834	1,387
*	Mercury Systems Inc.	25,586	1,300
*	Axon Enterprise Inc.	6,941	1,277
*	WESCO International Inc.	8,985	1,158
	Esab Corp.	24,241	1,148
	Cintas Corp.	2,461	1,136
*	Affirm Holdings Inc.	77,228	1,075
*	Keysight Technologies Inc.	5,722	1,035
*	AZEK Co. Inc. Class A	48,316	934
	Allegion plc	8,011	910
*	WEX Inc.	5,331	902

		Shares	Market Value ($000)
	ADT Inc.	96,108	898
	Carlisle Cos. Inc.	3,401	895
*	RXO Inc.	41,263	784
	JB Hunt Transport Services Inc.	3,989	734
	Armstrong World Industries Inc.	8,948	684
	Graphic Packaging Holding Co.	29,704	683
	Schneider National Inc. Class B	23,206	598
*	Gates Industrial Corp. plc	44,104	512
	Crown Holdings Inc.	6,211	511
	Vontier Corp.	25,701	504
*	Euronet Worldwide Inc.	5,152	479
	Robert Half International Inc.	5,940	468
	Allison Transmission Holdings Inc.	9,593	430
*	Core & Main Inc. Class A	20,607	429
	HEICO Corp.	2,634	428
	Eagle Materials Inc.	2,711	370
*	TopBuild Corp.	1,960	302
*	Hayward Holdings Inc.	31,498	301
	Landstar System Inc.	1,581	273
	Cognex Corp.	4,950	246
[1]	Ardagh Metal Packaging SA	50,392	225
	Ardagh Group SA	8,833	89
	HEICO Corp. Class A	353	45
	Spirit AeroSystems Holdings Inc. Class A	1,520	40
			1,062,493
Real Estate (4.6%)
	Prologis Inc.	402,692	47,433
	Realty Income Corp.	269,727	17,012
	VICI Properties Inc.	420,871	14,394
	Welltower Inc.	202,346	14,373
	Digital Realty Trust Inc.	124,316	13,981
*	CoStar Group Inc.	146,590	11,880
	Alexandria Real Estate Equities Inc.	70,938	11,039
	SBA Communications Corp. Class A	36,072	10,796
	AvalonBay Communities Inc.	61,147	10,695
	Weyerhaeuser Co.	326,263	10,672
	Equity Residential	162,181	10,519
	American Tower Corp.	47,428	10,493
	Simon Property Group Inc.	73,727	8,806
	Invitation Homes Inc.	267,276	8,721
	Extra Space Storage Inc.	51,227	8,232
	Mid-America Apartment Communities Inc.	49,791	8,210
	Ventas Inc.	174,141	8,103
	Sun Communities Inc.	53,371	7,840
	Equinix Inc.	9,771	6,748
	WP Carey Inc.	84,008	6,620
	Essex Property Trust Inc.	28,192	6,213
	Healthpeak Properties Inc.	234,000	6,145
	Kimco Realty Corp.	262,311	6,012
	UDR Inc.	140,494	5,826
	Host Hotels & Resorts Inc.	307,508	5,824
*	CBRE Group Inc. Class A	71,119	5,661
	Gaming and Leisure Properties Inc.	106,022	5,578
	Regency Centers Corp.	75,160	4,993
	Camden Property Trust	41,173	4,954
	Boston Properties Inc.	67,826	4,889
	American Homes 4 Rent Class A	131,635	4,353
	Public Storage	14,038	4,183

		Shares	Market Value ($000)
	Rexford Industrial Realty Inc.	74,260	4,106
	CubeSmart	97,171	4,022
	Life Storage Inc.	36,509	3,924
	Federal Realty Investment Trust	35,005	3,889
*	Jones Lang LaSalle Inc.	21,774	3,662
	National Retail Properties Inc.	77,133	3,576
	Americold Realty Trust Inc.	118,017	3,523
	STORE Capital Corp.	110,050	3,511
	Medical Properties Trust Inc.	261,034	3,425
	Healthcare Realty Trust Inc. Class A	166,556	3,419
	Omega Healthcare Investors Inc.	103,083	3,121
	Brixmor Property Group Inc.	129,272	2,996
	First Industrial Realty Trust Inc.	56,934	2,878
	EastGroup Properties Inc.	18,002	2,795
	Spirit Realty Capital Inc.	58,363	2,417
*	Zillow Group Inc. Class A	62,332	2,331
	Apartment Income REIT Corp.	60,620	2,307
	Rayonier Inc.	62,648	2,248
	Kilroy Realty Corp.	50,715	2,192
	Equity LifeStyle Properties Inc.	29,907	1,986
	Vornado Realty Trust	78,222	1,978
	Iron Mountain Inc.	31,880	1,732
	Cousins Properties Inc.	64,290	1,696
	National Storage Affiliates Trust	36,924	1,470
	EPR Properties	33,056	1,375
	Highwoods Properties Inc.	44,687	1,332
	Douglas Emmett Inc.	75,579	1,309
	Park Hotels & Resorts Inc.	100,328	1,287
*	Howard Hughes Corp.	16,330	1,217
	SL Green Realty Corp.	28,415	1,192
*	Zillow Group Inc. Class C	27,059	1,028
	JBG SMITH Properties	46,976	968
	Hudson Pacific Properties Inc.	57,988	670
	Lamar Advertising Co. Class A	4,609	462
*	Opendoor Technologies Inc.	145,527	269
*,1	WeWork Inc. Class A	55,858	154
			391,665
Technology (7.6%)
*	Meta Platforms Inc. Class A	789,032	93,185
	Intel Corp.	1,789,155	53,800
*	Salesforce Inc.	332,086	53,217
*	Alphabet Inc. Class A	337,178	34,052
*	Alphabet Inc. Class C	312,108	31,663
	Analog Devices Inc.	183,748	31,588
	Texas Instruments Inc.	126,796	22,882
	Micron Technology Inc.	389,962	22,481
	Roper Technologies Inc.	46,124	20,243
	International Business Machines Corp.	130,587	19,444
	Marvell Technology Inc.	370,048	17,215
	Oracle Corp.	207,017	17,189
	Cognizant Technology Solutions Corp. Class A	227,567	14,157
*	Advanced Micro Devices Inc.	150,066	11,650
	Corning Inc.	311,212	10,622
	Hewlett Packard Enterprise Co.	564,918	9,479
	HP Inc.	243,521	7,315
*	VeriSign Inc.	36,501	7,293
	Skyworks Solutions Inc.	70,202	6,713
	Leidos Holdings Inc.	59,094	6,461

		Shares	Market Value ($000)
*	Akamai Technologies Inc.	67,995	6,450
*	VMware Inc. Class A	46,636	5,666
*	ON Semiconductor Corp.	70,860	5,329
	SS&C Technologies Holdings Inc.	96,720	5,200
	Amphenol Corp. Class A	63,228	5,085
*	Pinterest Inc. Class A	199,464	5,070
*	Western Digital Corp.	136,205	5,006
*	ANSYS Inc.	18,976	4,826
	Amdocs Ltd.	52,605	4,674
*	GoDaddy Inc. Class A	58,453	4,625
*	Wolfspeed Inc.	50,048	4,550
*	Qorvo Inc.	44,532	4,420
	Dell Technologies Inc. Class C	97,111	4,350
*	Zoom Video Communications Inc. Class A	54,211	4,089
*	F5 Inc.	26,028	4,024
*	Black Knight Inc.	60,804	3,769
	Gen Digital Inc.	160,584	3,687
*	Ceridian HCM Holding Inc.	48,299	3,306
*	CACI International Inc. Class A	10,147	3,169
*	DXC Technology Co.	101,849	3,022
*	Okta Inc.	55,763	2,973
*	Arrow Electronics Inc.	26,643	2,897
	Microchip Technology Inc.	34,421	2,726
	Science Applications International Corp.	24,321	2,678
	Concentrix Corp.	18,740	2,293
*	Twilio Inc. Class A	46,042	2,257
*	Guidewire Software Inc.	36,446	2,162
*	Clarivate plc	208,508	2,041
	National Instruments Corp.	49,423	2,027
	Dolby Laboratories Inc. Class A	26,871	2,012
	Azenta Inc.	32,459	1,954
*	UiPath Inc. Class A	149,055	1,859
	TD SYNNEX Corp.	18,164	1,858
*	Cirrus Logic Inc.	24,565	1,835
	Avnet Inc.	40,140	1,813
*	IAC Inc.	34,116	1,770
*	Coherent Corp.	47,231	1,732
	Vertiv Holdings Co. Class A	111,162	1,540
	Dun & Bradstreet Holdings Inc.	109,475	1,474
*	Unity Software Inc.	35,364	1,397
*	GLOBALFOUNDRIES Inc.	20,672	1,330
*	IPG Photonics Corp.	14,457	1,316
*	Manhattan Associates Inc.	10,284	1,295
*	NCR Corp.	53,015	1,265
*	Snowflake Inc. Class A	8,766	1,253
*	Nutanix Inc. Class A	43,234	1,222
	KBR Inc.	21,193	1,095
*	Kyndryl Holdings Inc.	89,785	1,051
*	Coupa Software Inc.	14,454	914
	Switch Inc. Class A	25,961	889
	Jabil Inc.	10,798	779
*	Tyler Technologies Inc.	2,220	761
*	DoorDash Inc. Class A	12,650	737
*	Teradata Corp.	20,460	699
*	nCino Inc.	25,099	656
	Teradyne Inc.	6,358	594
*	Paycor HCM Inc.	19,811	573
*	Wix.com Ltd.	4,951	448

		Shares	Market Value ($000)
*	CCC Intelligent Solutions Holdings Inc.	43,180	397
*	Procore Technologies Inc.	7,917	388
*	Match Group Inc.	7,574	383
*	SentinelOne Inc. Class A	24,934	362
*	Informatica Inc. Class A	12,446	214
*	Dropbox Inc. Class A	7,826	184
*	Jamf Holding Corp.	4,165	89
*	DoubleVerify Holdings Inc.	3,282	86
*	Definitive Healthcare Corp. Class A	5,729	65
			641,309
Telecommunications (4.5%)
	Cisco Systems Inc.	1,816,825	90,333
	Verizon Communications Inc.	1,836,535	71,588
	Comcast Corp. Class A	1,914,282	70,139
	AT&T Inc.	3,129,100	60,329
*	T-Mobile US Inc.	261,000	39,531
	Motorola Solutions Inc.	71,983	19,594
	Juniper Networks Inc.	140,810	4,681
*	Liberty Broadband Corp. Class C	33,022	3,000
*	Ciena Corp.	64,646	2,907
*	Frontier Communications Parent Inc.	107,251	2,764
	Lumen Technologies Inc.	442,776	2,422
*	Roku Inc.	37,807	2,245
*	DISH Network Corp. Class A	109,742	1,761
*	Lumentum Holdings Inc.	30,231	1,661
*	ViaSat Inc.	31,956	1,089
	Cable One Inc.	938	679
	Ubiquiti Inc.	1,730	519
*	Altice USA Inc. Class A	90,229	411
*	Liberty Broadband Corp. Class A	158	14
			375,667
Utilities (5.8%)
	NextEra Energy Inc.	858,323	72,700
	Duke Energy Corp.	336,527	33,629
	Southern Co.	464,025	31,387
	Sempra Energy (XNYS)	137,457	22,844
	Dominion Energy Inc.	363,342	22,204
	American Electric Power Co. Inc.	224,577	21,739
	Exelon Corp.	433,813	17,947
	Xcel Energy Inc.	238,123	16,721
	Consolidated Edison Inc.	155,233	15,219
	WEC Energy Group Inc.	138,960	13,776
	Constellation Energy Corp.	142,859	13,732
	Public Service Enterprise Group Inc.	217,833	13,190
	Eversource Energy	150,715	12,488
	American Water Works Co. Inc.	79,470	12,060
	Republic Services Inc. Class A	84,054	11,708
	Edison International	164,621	10,974
*	PG&E Corp.	679,121	10,662
	Entergy Corp.	88,845	10,330
	Ameren Corp.	111,849	9,990
	FirstEnergy Corp.	237,756	9,805
	DTE Energy Co.	84,256	9,775
	PPL Corp.	325,189	9,600
	CenterPoint Energy Inc.	277,001	8,617
	CMS Energy Corp.	125,507	7,665
	Atmos Energy Corp.	60,038	7,217

		Shares	Market Value ($000)
	AES Corp.	236,892	6,851
	Alliant Energy Corp.	108,712	6,120
	Evergy Inc.	96,539	5,716
	NiSource Inc.	176,065	4,919
	Essential Utilities Inc.	100,471	4,847
	NRG Energy Inc.	102,451	4,349
	Pinnacle West Capital Corp.	49,491	3,876
	UGI Corp.	92,026	3,557
	OGE Energy Corp.	87,553	3,542
*	Sunrun Inc.	91,020	2,965
*	Clean Harbors Inc.	22,519	2,702
	IDACORP Inc.	21,757	2,405
	National Fuel Gas Co.	35,344	2,341
*	Stericycle Inc.	39,193	2,043
	Hawaiian Electric Industries Inc.	48,405	1,988
	Waste Management Inc.	11,722	1,966
	Vistra Corp.	76,849	1,870
[1]	Brookfield Renewable Corp. Class A	55,687	1,816
	Avangrid Inc.	30,017	1,284
			491,136
Total Common Stocks (Cost $7,818,542)			8,407,654
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.877% (Cost $15,075)	150,791	15,077
Total Investments (100.0%) (Cost $7,833,617)			8,422,731
Other Assets and Liabilities—Net (0.0%)			(3,610)
Net Assets (100%)			8,419,121
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,502,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $16,868,000 was received for securities on loan, of which $15,058,000 is held in Vanguard Market Liquidity Fund and $1,810,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	20	4,081	108

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
L3Harris Technologies Inc.	8/31/23	BANA	7,267	(3.776)	11	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,407,565	89	—	8,407,654
Temporary Cash Investments	15,077	—	—	15,077
Total	8,422,642	89	—	8,422,731
Derivative Financial Instruments
Assets
Futures Contracts[1]	108	—	—	108
Swap Contracts	—	11	—	11
Total	108	11	—	119
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.